Retirement Plans (Reconciliation Of Change In Value For Level 3 Assets) (Details) (Fair Value, Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, October 1	$ 267	$ 249
Gains (Losses) on assets held	9	34
Gains (Losses) on assets sold	(16)	(9)
Purchases, sales and settlements, net	(10)	(7)
Ending balance, September 30	$ 250	$ 267